Treasury Stock	12 Months Ended
Dec. 31, 2012
Treasury stock [Abstract]
Treasury stock

17. Treasury Stock

On July 30, 2012, the Company’s Board of Directors approved a share repurchase program. Under the terms of the approved program (“Share Repurchase Program”), the Company may repurchase and cancel up to US$20 million worth of its outstanding ADSs from time to time for a period not to exceed twelve months. As of December 31, 2012, the Company had repurchased an aggregate of 18,189,560 ordinary shares under the Share Repurchase Program in the open market, at an average price of US$3.65 per ADS, or US$0.46 per share for a total consideration of RMB52.5 million (US$8.4 million), and cancelled 18,148,760 ordinary shares for an aggregate consideration of RMB53.1 million (US$8.5 million) including cancellation fees of RMB0.7 million (US$0.1 million). As of December 31, 2012, 40,800 ordinary shares were repurchased but pending cancellation. These shares were recorded at historical purchase cost of RMB0.1 million.